KURV ETF TRUST
1 Letterman Drive, Building C, Suite 3-500
San Francisco, CA 94129

October 2, 2026

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Kurv ETF Trust
Registration File Nos. 333-233633 and 811-23473
Kurv Yield Premium Strategy Amazon (AMZN) ETF (S000086184)
Kurv Yield Premium Strategy Apple (AAPL) ETF (S000086185)
Kurv Yield Premium Strategy Google (GOOGL) ETF (S000086186)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF (S000086187)
Kurv Yield Premium Strategy Netflix (NFLX) ETF (S000086188)
Kurv Yield Premium Strategy Tesla (TSLA) ETF (S000086189)
Kurv High Income ETF (S000095808)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Kurv ETF Trust (the “Trust”), on behalf of its series, the Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Kurv Single Stock ETFs”) and Kurv High Income ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 92 (SEC Accession No. 0001999371-26-021457) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Statement of Additional Information for the Kurv Single Stock ETFs dated September 30, 2026
2.	Statement of Additional Information for the Kurv High Income ETF dated September 30, 2026

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 28, 2026.

Questions related to this filing should be directed to David J. Baum of Vedder Price P.C. at (202) 312-3375.

Very truly yours,

/s/ Howard Chan

Howard Chan
President
Kurv ETF Trust